GMO Resource Transition Fund Expense Example - GMO Resource Transition Fund	Feb. 28, 2025 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,337
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,280
Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	1,268
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	1,233
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,337
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	$ 1,475